Vanguard U.S. Value Fund

Schedule of Investments (unaudited)
As of June 30, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market
			Value
		Shares	($000)
Common Stocks (99.5%)
Communication Services (8.8%)
	Verizon Communications Inc.	346,342	19,094
	AT&T Inc.	523,836	15,836
	Walt Disney Co.	100,591	11,217
*	Alphabet Inc. Class C	7,664	10,834
	Comcast Corp. Class A	215,158	8,387
*,^	Discovery Inc. Class A	287,571	6,068
	CenturyLink Inc.	484,559	4,860
*	Take-Two Interactive Software Inc.	28,477	3,974
	Activision Blizzard Inc.	45,613	3,462
*	Liberty Media Corp -Liberty Formula One Class C	93,214	2,956
	News Corp. Class A	167,162	1,983
*	Zynga Inc.	127,679	1,218
	News Corp. Class B	87,692	1,048
*	Liberty Media Corp -Liberty SiriusXM	28,140	971
*	MSG Networks Inc.	53,922	536
			92,444
Consumer Discretionary (6.7%)
	Home Depot Inc.	46,169	11,566
	Rent-A-Center Inc.	202,556	5,635
	Gentex Corp.	194,282	5,007
*	frontdoor Inc.	111,031	4,922
	Yum! Brands Inc.	55,635	4,835
	Service Corp. International	111,026	4,318
	McDonald's Corp.	23,374	4,312
	Target Corp.	34,821	4,176
	Whirlpool Corp.	27,555	3,569
*	Meritage Homes Corp.	42,103	3,205
	Papa John's International Inc.	35,971	2,856
*	Adient plc	154,899	2,543
	Brunswick Corp.	33,813	2,164
	eBay Inc.	37,984	1,992
	Best Buy Co. Inc.	22,339	1,950
*	Murphy USA Inc.	13,198	1,486
	PetMed Express Inc.	35,516	1,266
*	Laureate Education Inc. Class A	107,173	1,068
	Yum China Holdings Inc.	21,444	1,031
	Dine Brands Global Inc.	23,670	997
*	Rubicon Project Inc.	146,646	978
	Kontoor Brands Inc.	37,930	676
*	M/I Homes Inc.	15,398	530
			71,082
Consumer Staples (8.4%)
	Procter & Gamble Co.	153,603	18,366
	Walmart Inc.	135,016	16,172

Philip Morris International Inc.	212,370	14,879
Campbell Soup Co.	148,192	7,355
Kraft Heinz Co.	216,835	6,915
Altria Group Inc.	133,864	5,254
* Edgewell Personal Care Co.	147,909	4,609
Coca-Cola Co.	68,343	3,054
* TreeHouse Foods Inc.	64,581	2,829
Kimberly-Clark Corp.	13,904	1,965
General Mills Inc.	27,512	1,696
Molson Coors Beverage Co. Class B	48,257	1,658
Casey's General Stores Inc.	10,934	1,635
* Hain Celestial Group Inc.	27,003	851
Reynolds Consumer Products Inc.	21,977	763
* United Natural Foods Inc.	29,555	538
		88,539
Energy (5.3%)
Chevron Corp.	218,698	19,514
Exxon Mobil Corp.	340,073	15,208
ConocoPhillips	203,824	8,565
Valero Energy Corp.	30,714	1,807
DHT Holdings Inc.	325,347	1,669
Schlumberger Ltd.	81,380	1,496
National Oilwell Varco Inc.	106,252	1,302
Devon Energy Corp.	99,936	1,133
Apache Corp.	77,177	1,042
Teekay Tankers Ltd. Class A	75,174	964
World Fuel Services Corp.	36,145	931
Range Resources Corp.	159,759	899
Phillips 66	9,817	706
Kinder Morgan Inc.	39,251	595
* CONSOL Energy Inc.	52,804	268
		56,099
Financials (19.6%)
* Berkshire Hathaway Inc. Class B	140,225	25,032
JPMorgan Chase & Co.	234,426	22,050
Bank of America Corp.	863,058	20,498
Morgan Stanley	236,567	11,426
Citigroup Inc.	217,792	11,129
Allstate Corp.	98,713	9,574
MetLife Inc.	232,985	8,509
Intercontinental Exchange Inc.	83,770	7,673
Ameriprise Financial Inc.	48,325	7,251
Synchrony Financial	267,987	5,939
Hanover Insurance Group Inc.	58,020	5,879
Wells Fargo & Co.	216,599	5,545
Regions Financial Corp.	470,962	5,237
CME Group Inc.	29,376	4,775
Fifth Third Bancorp	228,921	4,414
FNB Corp.	545,487	4,091
Equitable Holdings Inc.	188,822	3,642
Navient Corp.	486,478	3,420
Progressive Corp.	42,349	3,393
CNO Financial Group Inc.	217,680	3,389
Bank of New York Mellon Corp.	83,275	3,219
OFG Bancorp	238,710	3,191
MGIC Investment Corp.	375,310	3,074

	Unum Group	149,916	2,487
	Erie Indemnity Co. Class A	12,877	2,471
	State Street Corp.	28,362	1,802
	Universal Insurance Holdings Inc.	95,517	1,695
	PennyMac Financial Services Inc.	37,045	1,548
	CIT Group Inc.	64,408	1,335
	Interactive Brokers Group Inc.	30,999	1,295
*	Brighthouse Financial Inc.	46,144	1,284
	Primerica Inc.	10,922	1,273
	Cboe Global Markets Inc.	12,393	1,156
	S&P Global Inc.	3,286	1,083
	SLM Corp.	136,385	959
	Lazard Ltd. Class A	33,186	950
	First Horizon National Corp.	84,675	843
	Aflac Inc.	21,462	773
	Artisan Partners Asset Management Inc. Class A	22,143	720
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	25,267	719
	Hilltop Holdings Inc.	38,120	703
	Popular Inc.	18,122	674
	Cullen/Frost Bankers Inc.	7,145	534
			206,654
Health Care (13.8%)
	Johnson & Johnson	214,938	30,227
	Abbott Laboratories	112,721	10,306
	Pfizer Inc.	310,178	10,143
	Anthem Inc.	37,625	9,895
*	IQVIA Holdings Inc.	64,514	9,153
	Cardinal Health Inc.	149,829	7,820
	Merck & Co. Inc.	99,186	7,670
	Danaher Corp.	36,732	6,495
	Medtronic plc	60,544	5,552
*	DaVita Inc.	62,808	4,971
	HCA Healthcare Inc.	48,550	4,712
*	Integer Holdings Corp.	58,623	4,282
	Cigna Corp.	20,388	3,826
	Becton Dickinson and Co.	15,725	3,762
	McKesson Corp.	23,557	3,614
*	Syneos Health Inc.	56,081	3,267
	Eli Lilly and Co.	18,858	3,096
*	Biogen Inc.	10,803	2,890
	CVS Health Corp.	33,708	2,190
*	Medpace Holdings Inc.	19,372	1,802
	Gilead Sciences Inc.	21,156	1,628
*	AMAG Pharmaceuticals Inc.	212,411	1,625
*,^	Precigen Inc.	271,953	1,357
*	Tenet Healthcare Corp.	71,736	1,299
	AbbVie Inc.	11,890	1,167
	Bristol-Myers Squibb Co.	18,824	1,107
*,^	Mallinckrodt plc	314,716	843
*	Spectrum Pharmaceuticals Inc.	248,410	840
			145,539
Industrials (12.1%)
	General Electric Co.	1,508,971	10,306
	Masco Corp.	184,544	9,266
	Johnson Controls International plc	249,515	8,518
	WW Grainger Inc.	26,513	8,329

Honeywell International Inc.	55,400	8,010
Lockheed Martin Corp.	18,992	6,931
Expeditors International of Washington Inc.	76,939	5,850
Landstar System Inc.	46,836	5,260
Kansas City Southern	34,795	5,195
Boeing Co.	27,710	5,079
* GMS Inc.	176,601	4,343
* Builders FirstSource Inc.	194,519	4,027
* FTI Consulting Inc.	34,319	3,931
Northrop Grumman Corp.	12,028	3,698
Jacobs Engineering Group Inc.	41,844	3,548
United Parcel Service Inc. Class B	26,180	2,911
* Colfax Corp.	92,741	2,588
Union Pacific Corp.	14,012	2,369
* BMC Stock Holdings Inc.	90,656	2,279
CSX Corp.	28,063	1,957
Werner Enterprises Inc.	43,101	1,876
Nordson Corp.	9,759	1,851
* Foundation Building Materials Inc.	112,651	1,759
General Dynamics Corp.	11,350	1,696
Triumph Group Inc.	171,722	1,547
Emerson Electric Co.	24,857	1,542
Nielsen Holdings plc	84,125	1,250
Pentair plc	31,818	1,209
Stanley Black & Decker Inc.	7,923	1,104
Rockwell Automation Inc.	5,060	1,078
TransDigm Group Inc.	2,332	1,031
* United Rentals Inc.	6,892	1,027
Copa Holdings SA Class A	19,663	994
Steelcase Inc. Class A	67,382	813
UFP Industries Inc.	15,569	771
* Aerojet Rocketdyne Holdings Inc.	18,507	734
* Echo Global Logistics Inc.	33,460	723
Schneider National Inc. Class B	26,674	658
* WESCO International Inc.	17,056	599
Heidrick & Struggles International Inc.	27,371	592
Raytheon Technologies Corp.	9,156	564
		127,813
Information Technology (9.7%)
Intel Corp.	361,897	21,652
Booz Allen Hamilton Holding Corp. Class A	91,011	7,080
* Dell Technologies Inc.	123,127	6,765
Lam Research Corp.	20,408	6,601
HP Inc.	378,484	6,597
* Synaptics Inc.	105,459	6,340
* CACI International Inc. Class A	28,803	6,247
Cisco Systems Inc.	133,385	6,221
* Synopsys Inc.	23,284	4,540
Oracle Corp.	76,826	4,246
NortonLifeLock Inc.	191,406	3,796
International Business Machines Corp.	30,000	3,623
* Amkor Technology Inc.	283,325	3,488
Western Digital Corp.	74,641	3,296
Avnet Inc.	74,531	2,078
* Lumentum Holdings Inc.	20,324	1,655
Jabil Inc.	46,868	1,504
* Autodesk Inc.	4,523	1,082

* Cardtronics plc Class A	44,993	1,079
* eGain Corp.	81,487	905
* Diebold Nixdorf Inc.	149,371	905
* NeoPhotonics Corp.	88,510	786
Microchip Technology Inc.	5,748	605
* MACOM Technology Solutions Holdings Inc.	16,800	577
* SunPower Corp.	72,344	554
* SMART Global Holdings Inc.	19,447	529
		102,751
Materials (4.2%)
* Element Solutions Inc.	719,200	7,803
DuPont de Nemours Inc.	106,992	5,684
Reliance Steel & Aluminum Co.	56,829	5,395
Ecolab Inc.	25,416	5,057
Corteva Inc.	184,789	4,951
International Paper Co.	115,361	4,062
Linde plc	13,845	2,937
Dow Inc.	45,245	1,844
Cabot Corp.	48,062	1,781
* Crown Holdings Inc.	26,414	1,720
Commercial Metals Co.	78,854	1,609
Royal Gold Inc.	7,385	918
* Novagold Resources Inc.	94,271	865
		44,626
Real Estate (4.7%)
Sabra Health Care REIT Inc.	439,845	6,347
Iron Mountain Inc.	203,879	5,321
Brixmor Property Group Inc.	393,410	5,044
SL Green Realty Corp.	79,308	3,909
Healthpeak Properties Inc.	130,888	3,607
Essex Property Trust Inc.	14,777	3,386
Boston Properties Inc.	31,387	2,837
SBA Communications Corp. Class A	7,626	2,272
Gaming and Leisure Properties Inc.	65,172	2,255
CyrusOne Inc.	29,519	2,147
CoreCivic Inc.	219,513	2,055
Brandywine Realty Trust	177,670	1,935
Spirit Realty Capital Inc.	54,258	1,891
Weyerhaeuser Co.	78,052	1,753
Omega Healthcare Investors Inc.	55,596	1,653
Equity Commonwealth	34,914	1,124
^ Macerich Co.	115,976	1,040
Regency Centers Corp.	20,257	930
Mid-America Apartment Communities Inc.	5,404	620
		50,126
Utilities (6.2%)
Southern Co.	214,515	11,123
Exelon Corp.	267,423	9,705
AES Corp.	423,693	6,139
Vistra Energy Corp.	214,450	3,993
FirstEnergy Corp.	97,516	3,782
Dominion Energy Inc.	43,536	3,534
NextEra Energy Inc.	14,593	3,505
Duke Energy Corp.	43,165	3,448
Ameren Corp.	47,701	3,356
Consolidated Edison Inc.	42,895	3,085

Evergy Inc.			51,431	3,049
Entergy Corp.			20,307	1,905
Clearway Energy Inc. Class A			71,707	1,504
Sempra Energy			12,411	1,455
* PG&E Corp.			141,654	1,257
Hawaiian Electric Industries Inc.			34,019	1,227
Clearway Energy Inc.			52,316	1,206
PNM Resources Inc.			29,761	1,144
NRG Energy Inc.			31,914	1,039
				65,456
Total Common Stocks (Cost $987,580)				1,051,129
	Coupon
Temporary Cash Investments (1.1%)
Money Market Fund (1.0%)
1,2 Vanguard Market Liquidity Fund	0.227%		111,881	11,188

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.1%)
3 United States Cash Management Bill	0.135%	7/14/20	600,000	600
Total Temporary Cash Investments (Cost $11,786)				11,788
Total Investments (100.6%) (Cost $999,366)				1,062,917
Other Assets and Liabilities -Net (-0.6%)				(5,900)
Net Assets (100%)				1,057,017
Cost is in $000.

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $7,148,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
2 Collateral of $7,426,000 was received for securities on loan.
3 Securities with a value of $513,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2020	39	6,026	24

U.S. Value Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

U.S. Value Fund

The following table summarizes the market value of the fund's investments and derivative as of June
30, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	1,051,129	—	—	1,051,129
Temporary Cash Investments	11,188	600	—	11,788
Total	1,062,317	600	—	1,062,917
Derivative Financial Instruments
Assets
Futures Contracts1	88	—	—	88
1 Represents variation margin on the last day of the reporting period.